UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6452

Fidelity Union Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Arizona Municipal Money Market Fund

May 31, 2017

SPZ-QTLY-0717
1.802202.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 48.5%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.91% 6/7/17, VRDN (a)(b)	$200,000	$200,000
Arizona - 45.8%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 G, 0.78% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)	1,700,000	1,700,000
(Catholic Healthcare West Proj.) Series 2009 F, 0.78% 6/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	20,600,000	20,600,000
Series 2015 B, 0.78% 6/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,700,000	4,700,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.97% 6/7/17, LOC Bank of America NA, VRDN (a)(b)	345,000	345,000
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.81% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,200,000	7,200,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.83% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	1,959,675	1,959,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.83% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	1,290,000	1,290,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.84% 6/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.84% 6/7/17, VRDN (a)	7,900,000	7,900,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.8% 6/7/17, LOC Freddie Mac, VRDN (a)	12,600,000	12,600,000
Phoenix Indl. Dev. Auth. Rev. (Independent Newspaper, Inc. Proj.) Series 2000, 0.96% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	490,000	490,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.83% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	5,115,000	5,115,000
Series A, 0.84% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	3,090,000	3,090,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.79% 6/7/17, LOC Bank of America NA, VRDN (a)	5,700,000	5,700,000
		73,689,675
Arkansas - 0.9%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.96% 6/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	1,500,000	1,500,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 1% 6/1/17, VRDN (a)(b)	100,000	100,000
Series 1999 B, 0.9% 6/7/17, VRDN (a)(b)	100,000	100,000
		200,000
Indiana - 0.8%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.91% 6/7/17, VRDN (a)(b)	1,180,000	1,180,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.94% 6/7/17, VRDN (a)	100,000	100,000
		1,280,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.86% 6/7/17, VRDN (a)	360,000	360,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.91% 6/7/17, VRDN (a)(b)	200,000	200,000
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.02% 6/7/17, VRDN (a)(b)	300,000	300,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.05% 6/7/17, VRDN (a)(b)	400,000	400,000
		700,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $78,129,675)		78,129,675

Tender Option Bond - 22.6%
Arizona - 22.3%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,665,000	6,665,000
Maricopa County Indl. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 05 19, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,100,000	2,100,000
Series Floaters YX 10 32, 0.81% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,600,000	2,600,000
Mesa Util. Sys. Rev.:
Bonds Series Solar 17 0026, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,600,000	1,600,000
Participating VRDN Series ROC II R 11959X, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,190,000	1,190,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Floaters XM 04 20, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,900,000	5,900,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.88% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,400,000	3,400,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2016 22, 0.84%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,000,000	2,000,000
Participating VRDN:
Series Floaters XF 21 92, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,600,000	2,600,000
Series Floaters XM 04 47, 0.81% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,100,000	5,100,000
Series XL 00 16, 0.81% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,800,000	2,800,000
		35,955,000
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 0.98% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	100,000	100,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	100,000	100,000
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.97% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	100,000	100,000
Ohio - 0.1%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1% 7/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $36,355,000)		36,355,000

Other Municipal Security - 20.2%
Arizona - 18.3%
Arizona Health Facilities Auth. Rev. Bonds (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	2,000,000	2,051,641
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2008, 5.5% 9/1/17	3,100,000	3,135,450
Arizona School Facilities Board Rev. Bonds 5% 7/1/17	4,625,000	4,640,240
Arizona Trans. Board Excise Tax Rev. Bonds Series 2007, 5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	2,000,000	2,006,632
Gilbert Wtr. Resources Muni. Property Corp. Bonds Series 2007, 5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100)	2,100,000	2,128,481
Phoenix Civic Impt. Corp.:
Series 14B1, 0.82% 6/1/17, LOC Bank of America NA, CP (b)	1,700,000	1,700,000
0.98% 6/8/17, LOC Barclays Bank PLC, CP (b)	1,700,000	1,700,000
0.99% 7/17/17, LOC Bank of America NA, CP (b)	1,700,000	1,700,000
0.99% 8/3/17, LOC Bank of America NA, CP (b)	1,700,000	1,700,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Bonds:
(Arizona Salt River Proj.) Series 2009 B, 4% 1/1/18	1,715,000	1,743,942
(Salt River Proj.) Series 2011 A, 4% 12/1/17	1,310,000	1,329,755
Series 2008 A:
5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	2,400,000	2,453,796
5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	3,000,000	3,067,154
		29,357,091
Georgia - 0.8%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.89%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	795,000	795,000
Series 2010 A2, 0.89%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	500,000	500,000
		1,295,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1% tender 7/13/17, CP mode	300,000	300,000
Series 2017 A, 1.05% tender 6/9/17, CP mode	100,000	100,000
Series 93B, 1% tender 6/15/17, CP mode	100,000	100,000
		500,000
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
( New England Pwr. Co. Proj.) Series 2017 A:
1.1% tender 6/2/17, CP mode (b)	400,000	400,000
1.1% tender 6/9/17, CP mode (b)	100,000	100,000
(New England Pwr. Co. Proj.) Series 90B, 1% tender 6/22/17, CP mode	200,000	200,000
Series A1, 1.05% tender 6/22/17, CP mode (b)	300,000	300,000
		1,000,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 0.99% tender 6/12/17, CP mode (b)	200,000	200,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2017, 1.1% tender 6/9/17, CP mode (b)	100,000	100,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $32,452,091)		32,452,091
	Shares	Value

Investment Company - 7.3%
Fidelity Municipal Cash Central Fund, 0.85% (e)(f)
(Cost $11,722,290)	11,722,260	11,722,290
TOTAL INVESTMENT PORTFOLIO - 98.6%
(Cost $158,659,056)		158,659,056
NET OTHER ASSETS (LIABILITIES) - 1.4%		2,262,305
NET ASSETS - 100%		$160,921,361

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $100,000 or 0.1% of net assets.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$87,989
Total	$87,989

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At May 31, 2017 the cost for Federal Income Tax Purposes was $158,659,056.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Money Market Fund

May 31, 2017

TEM-QTLY-0717
1.802203.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 42.1%
	Principal Amount (000s)	Value (000s)
Alabama - 1.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.91% 6/7/17, VRDN (a)(b)	$36,315	$36,315
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 A, 0.79% 6/7/17, LOC Bank of America NA, VRDN (a)(c)	12,800	12,800
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.8% 6/7/17, LOC Bayerische Landesbank, VRDN (a)	8,155	8,155
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.93% 6/7/17, VRDN (a)	24,950	24,950
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.9% 6/1/17, VRDN (a)(b)	10,000	10,000
Tuscaloosa County Indl. Dev. Gulf Opportunity Series 2012 A, 0.81% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)	3,500	3,500
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.9% 6/1/17, VRDN (a)(b)	16,500	16,500
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.9% 6/1/17, VRDN (a)(b)	50,000	50,000
		162,220
Alaska - 1.5%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.81% 6/7/17, VRDN (a)	97,700	97,700
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.81% 6/7/17, VRDN (a)	39,250	39,250
Series 1994 C, 0.78% 6/7/17, VRDN (a)	28,500	28,500
Series 2002, 0.81% 6/7/17, VRDN (a)	15,700	15,700
		181,150
Arizona - 0.4%
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.81% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	24,500	24,500
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.83% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	2,100	2,100
(Sands Apts. Proj.) Series 2001 A, 0.83% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	2,390	2,390
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.84% 6/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	4,200	4,200
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.84% 6/7/17, VRDN (a)	8,550	8,550
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.83% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	4,500	4,500
Series A, 0.84% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	2,435	2,435
		48,675
Arkansas - 0.4%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.93% 6/7/17, LOC Fannie Mae, VRDN (a)	6,440	6,440
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.91% 6/7/17, VRDN (a)(b)	8,400	8,400
Series 2002, 0.94% 6/7/17, VRDN (a)(b)	4,500	4,500
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.96% 6/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	26,700	26,700
		46,040
California - 0.0%
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Ocean Beach Apts. Proj.) Series B, 0.8% 6/7/17, LOC Citibank NA, VRDN (a)(b)	3,765	3,765
Colorado - 0.4%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.86% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)	565	565
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.8% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)	24,715	24,715
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.8% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000	10,000
(Waste Mgmt., Inc. Proj.) 0.8% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	14,160	14,160
		49,440
Connecticut - 1.7%
Connecticut Gen. Oblig. Series 2016 C, 0.95% 6/7/17 (Liquidity Facility Bank of America NA), VRDN (a)	82,700	82,700
Connecticut Health & Edl. Facilities Auth. Rev. Series 2011 B, 0.76% 6/7/17, LOC Bank of America NA, VRDN (a)	17,085	17,085
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.) Series 2012 D3, 0.8% 6/7/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	48,955	48,955
Series 2008 E, 0.8% 6/7/17 (Liquidity Facility Bank of America NA), VRDN (a)(b)	43,170	43,170
Series D 3, 0.8% 6/7/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	14,095	14,095
		206,005
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 1% 6/1/17, VRDN (a)(b)	3,300	3,300
Series 1988, 1% 6/1/17, VRDN (a)(b)	8,100	8,100
Series 1993 C, 0.9% 6/7/17, VRDN (a)	4,400	4,400
Series 1994, 1% 6/1/17, VRDN (a)(b)	5,500	5,500
Series 1999 A, 0.85% 6/7/17, VRDN (a)	15,230	15,230
Series 1999 B, 0.9% 6/7/17, VRDN (a)(b)	5,400	5,400
		41,930
District Of Columbia - 1.2%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pentacle Apts. Proj.) Series 2008, 0.8% 6/7/17, LOC Freddie Mac, VRDN (a)	3,285	3,285
(Trenton Park Apts. Proj.) Series 2001, 0.83% 6/7/17, LOC Bank of America NA, VRDN (a)(b)	5,240	5,240
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.84% 6/7/17, LOC Bank of America NA, VRDN (a)	1,000	1,000
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.89% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,265	5,265
(Washington Drama Society, Inc. Proj.) Series 2008, 0.79% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)	78,300	78,300
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2011 A:
0.82% 6/7/17, LOC Royal Bank of Canada, VRDN (a)(b)	38,700	38,700
0.82% 6/7/17, LOC Royal Bank of Canada, VRDN (a)(b)	11,960	11,960
		143,750
Florida - 2.5%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.79% 6/7/17, LOC Citibank NA, VRDN (a)(b)	9,585	9,585
Broward County Arpt. Facilities Rev. Series 2007 A, 0.81% 6/7/17, LOC Citibank NA, VRDN (a)(b)	11,500	11,500
Broward County Fin. Auth. Multi-family Hsg. Rev. (Pinnacle Village Apts. Proj.) Series 2004, 0.83% 6/7/17, LOC Citibank NA, VRDN (a)(b)	5,900	5,900
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.91% 6/1/17, VRDN (a)(b)	17,000	17,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.81% 6/7/17, LOC Royal Bank of Canada, VRDN (a)(b)	27,415	27,415
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(George Washington Carver Apts. Proj.) Series 2005, 0.85% 6/7/17, LOC PNC Bank NA, VRDN (a)(b)	1,000	1,000
(Summer Lakes Phase II Apts. Proj.) 0.79% 6/7/17, LOC Citibank NA, VRDN (a)(b)	16,565	16,565
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clarcona Groves Apts. Proj.) Series A, 0.83% 6/7/17, LOC Citibank NA, VRDN (a)(b)	10,665	10,665
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.81% 6/7/17, LOC Citibank NA, VRDN (a)(b)	4,800	4,800
(Hunters Run Apts. Proj.) Series G, 0.81% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	6,725	6,725
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.81% 6/7/17, LOC Citibank NA, VRDN (a)(b)	11,975	11,975
(Savannah Springs Apts. Proj.) Series G, 0.82% 6/7/17, LOC Citibank NA, VRDN (a)(b)	12,955	12,955
Series 2006 H, 0.83% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	6,195	6,195
Florida Hsg. Fin. Corp. Rev. (Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.83% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	4,000	4,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.79% 6/7/17, LOC Citibank NA, VRDN (a)(b)	11,790	11,790
(Meridian Pointe Apts. Proj.) Series 2005, 0.79% 6/7/17, LOC Citibank NA, VRDN (a)(b)	10,500	10,500
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.82% 6/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	75,375	75,375
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.83% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	7,500	7,500
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.8% 6/7/17, LOC Branch Banking & Trust Co., VRDN (a)	23,600	23,600
Orange County Hsg. Fin. Auth. Multi-family Rev. (Alta Westgate Apts. Proj.) Series C, 0.79% 6/7/17, LOC Citibank NA, VRDN (a)(b)	11,770	11,770
Palm Beach County Rev. (Benjamin Private School Proj.) 0.85% 6/7/17, LOC Northern Trust Co., VRDN (a)	8,820	8,820
		295,635
Georgia - 2.9%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.83% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	7,230	7,230
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 1.02% 6/7/17, VRDN (a)	36,800	36,800
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.98% 6/1/17, VRDN (a)	11,505	11,505
First Series 2009, 0.97% 6/1/17, VRDN (a)	4,300	4,300
Second Series 1995, 0.97% 6/1/17, VRDN (a)	45,200	45,200
Series 2012, 0.98% 6/1/17, VRDN (a)(b)	22,550	22,550
Series 2013, 1.02% 6/7/17, VRDN (a)	49,200	49,200
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 0.83% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	20,185	20,185
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.97% 6/1/17, VRDN (a)	8,300	8,300
Effingham County Indl. Dev. Auth. Poll Cont. 0.99% 6/1/17, VRDN (a)	7,500	7,500
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.91% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,460	6,460
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 0.98% 6/1/17, VRDN (a)(b)	15,000	15,000
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.83% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	6,960	6,960
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
First Series 2009, 0.96% 6/7/17, VRDN (a)	24,200	24,200
Series 1997, 0.97% 6/1/17, VRDN (a)	3,600	3,600
Series 2008, 0.97% 6/1/17, VRDN (a)	10,700	10,700
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.8% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	8,900	8,900
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.83% 6/7/17, VRDN (a)(b)	58,100	58,100
		346,690
Illinois - 3.2%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.83% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	1,740	1,740
Chicago Midway Arpt. Rev.:
Series 2004 C2, 0.83% 6/7/17, LOC Bank of Montreal, VRDN (a)(b)	7,825	7,825
Series 2014 C, 0.86% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	102,940	102,940
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.8% 6/7/17, LOC Barclays Bank PLC, VRDN (a)	83,500	83,500
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 0.83% 6/7/17, LOC Bayerische Landesbank, VRDN (a)(b)	43,770	43,770
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 0.9% 6/7/17, LOC Bank of America NA, VRDN (a)(b)	2,000	2,000
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.83% 6/7/17, LOC BMO Harris Bank NA, VRDN (a)(b)	1,195	1,195
Illinois Dev. Fin. Auth. Rev. (Var-Sinai Cmnty. Inst Proj.) Series 1997, 0.77% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
0.8% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	20,000	20,000
0.8% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	30,000	30,000
Illinois Fin. Auth. Multi-family Rev.:
(Hidden Glen Apts. Proj.) Series 2007, 0.81% 6/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	6,625	6,625
(Villagebrook Apts Proj.) Series 2005, 0.83% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	7,655	7,655
Illinois Fin. Auth. Rev.:
(Museum of Science & Industry Proj.) Series 2009 A, 0.8% 6/1/17, LOC Bank of America NA, VRDN (a)	11,000	11,000
Series 2009 B, 0.8% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)	14,900	14,900
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Valley View Apts. Proj.) 0.82% 6/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	8,540	8,540
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A 2C, 0.8% 6/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	20,000	20,000
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.85% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.84% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	6,000	6,000
		377,010
Indiana - 0.6%
Dearborn County Econ. Dev. Rev. (Dearborn County Hosp. Proj.) Series 2006, 0.88% 6/7/17, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,600	5,600
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.91% 6/7/17, VRDN (a)(b)	13,800	13,800
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 0.8% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	25,000	25,000
Series 2002 B, 0.84% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	14,000	14,000
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.82% 6/7/17, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	5,960	5,960
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 0.94% 6/7/17, VRDN (a)	7,100	7,100
Series I, 0.94% 6/7/17, VRDN (a)	3,200	3,200
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.85% 6/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	600	600
		75,260
Iowa - 0.4%
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 0.81% 6/7/17, VRDN (a)	19,500	19,500
Iowa Fin. Auth. Solid Disp. Waste Rev.:
(MidAmerican Energy Co. Proj.) Series 2016 B, 0.83% 6/7/17, VRDN (a)(b)	21,200	21,200
(MidAmerican Energy Proj.) Series 2008 A, 0.83% 6/7/17, VRDN (a)(b)	11,100	11,100
		51,800
Kansas - 0.3%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.85% 6/7/17, LOC Bank of America NA, VRDN (a)(b)	25,100	25,100
Lenexa Multi-family Hsg. Rev.:
(Heather Glen Apts. Proj.) Series 2007, 0.83% 6/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,040	1,040
(Meadows Apts. Proj.) Series A, 0.83% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	13,370	13,370
		39,510
Kentucky - 3.8%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.8% 6/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	41,400	41,400
Series 2006 B, 0.85% 6/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	30,300	30,300
Series 2008 A, 0.84% 6/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	68,307	68,307
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.77% 6/7/17 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	4,870	4,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.77% 6/7/17 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	67,250	67,250
Series 1993 B, 0.77% 6/7/17 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.85% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.8% 6/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	100	100
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2008 A1, 0.75% 6/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	38,605	38,605
Series 2008 A2, 0.75% 6/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	28,525	28,525
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.8% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	8,800	8,800
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 0.8% 6/7/17, LOC PNC Bank NA, VRDN (a)(b)	7,450	7,450
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.86% 6/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	12,900	12,900
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.8% 6/7/17, LOC PNC Bank NA, VRDN (a)(b)	11,000	11,000
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.86% 6/7/17, VRDN (a)(b)	87,500	87,500
		449,707
Louisiana - 1.6%
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.82% 6/7/17, LOC Freddie Mac, VRDN (a)	4,095	4,095
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.8% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)	11,890	11,890
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.8% 6/7/17, VRDN (a)(b)	6,800	6,800
Series 2003, 0.8% 6/7/17, VRDN (a)(b)	18,650	18,650
(C-Port LLC Proj.) Series 2008, 0.82% 6/7/17, LOC Bank of America NA, VRDN (a)	8,450	8,450
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.86% 6/7/17, VRDN (a)	45,735	45,735
Series 2010 B1, 0.88% 6/7/17, VRDN (a)	17,660	17,660
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.78% 6/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	15,700	15,700
Series 2010 B, 0.78% 6/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	61,300	61,300
		190,280
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.79% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)	27,780	27,780
Maryland - 0.2%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 C, 0.81% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,300	10,300
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Series 2008 C, 0.8% 6/7/17, LOC PNC Bank NA, VRDN (a)(b)	8,450	8,450
		18,750
Michigan - 0.5%
Michigan Fin. Auth. Rev. Series 22 A, 0.8% 6/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	24,399	24,399
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.) 0.79% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	33,100	33,100
		57,499
Minnesota - 0.1%
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.82% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	9,800	9,800
Minneapolis Multi-family Rev. (Stone Arch Apt. Proj.) Series 2002, 0.82% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	3,400	3,400
		13,200
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.81% 6/7/17, LOC Bank of America NA, VRDN (a)(b)	10,000	10,000
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.81% 6/7/17, LOC Bank of America NA, VRDN (a)	14,000	14,000
		24,000
Missouri - 0.2%
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.82% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	25,400	25,400
Nebraska - 0.1%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.8% 6/7/17, LOC Bank of America NA, VRDN (a)(b)	10,000	10,000
Nevada - 1.6%
Clark County Arpt. Rev.:
Series 2008 B2, 0.81% 6/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	20,000	20,000
Series 2008 C3, 0.81% 6/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	11,375	11,375
Clark County Indl. Dev. Rev.:
(Southwest Gas Corp. Proj.) Series 2009 A, 0.75% 6/7/17, LOC Bank of America NA, VRDN (a)	25,650	25,650
Series 2008 A, 0.79% 6/7/17, LOC MUFG Union Bank NA, VRDN (a)(b)	42,800	42,800
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.82% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	7,210	7,210
Reno Cap. Impt. Rev. Series 2005 A, 0.81% 6/7/17, LOC Bank of America NA, VRDN (a)	38,100	38,100
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.8% 6/7/17, VRDN (a)(b)	24,900	24,900
Series 2016 D, 0.83% 6/7/17, VRDN (a)(b)	9,400	9,400
Series 2016 E, 0.8% 6/7/17, VRDN (a)(b)	13,700	13,700
		193,135
New York - 5.9%
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.):
Series 2005 A, 0.77% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	26,700	26,700
Series 2006 A, 0.77% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	21,500	21,500
FNMA New York Hsg. Fin. Agcy. Rev. (125 West 31st Street Proj.) Series 2005 A, 0.77% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	62,700	62,700
New York City Gen. Oblig. Series 2004 A3, 0.84% 6/7/17, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	14,890	14,890
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.77% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,430	5,430
(270 East Burnside Avenue Apts.) Series A, 0.77% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	6,400	6,400
(Cook Street Apts. Proj.) Series A, 0.79% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,280	4,280
(Courtland Avenue Apts. Proj.) Series A, 0.77% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	7,905	7,905
(East 165th Street Proj.) Series A, 0.77% 6/7/17, LOC Citibank NA, VRDN (a)(b)	7,665	7,665
(Intervale Gardens Apts.) Series A, 0.77% 6/7/17, LOC Citibank NA, VRDN (a)(b)	3,115	3,115
(La Casa del Sol Proj.) Series 2005 A, 0.8% 6/7/17, LOC Citibank NA, VRDN (a)(b)	4,350	4,350
(Louis Nine Boulevard Apts. Proj.) Series A, 0.77% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	7,300	7,300
(Manhattan Court Dev. Proj.) Series A, 0.77% 6/7/17, LOC Citibank NA, VRDN (a)(b)	16,500	16,500
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.8% 6/7/17, LOC Citibank NA, VRDN (a)(b)	5,265	5,265
Series 2011 A, 0.8% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	9,350	9,350
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (155 West 21st Street Dev. Proj.) Series 2007 A, 0.77% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	37,900	37,900
New York City Transitional Fin. Auth. Rev. Series 2003 A2, 0.83% 6/2/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	36,100	36,100
New York Hsg. Fin. Agcy. Rev.:
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.77% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	89,500	89,500
(360 West 43rd Street Hsg. Proj.) Series A, 0.77% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	9,900	9,900
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 0.77% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	39,500	39,500
Series 1999 A, 0.77% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	28,500	28,500
(Chelsea Arms Hsg. Proj.) Series 1998 A, 0.77% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	7,000	7,000
(Parkledge Apts. Hsg. Proj.) Series A, 0.84% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	4,980	4,980
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.82% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	7,435	7,435
(Sea Park West Hsg. Proj.) Series 2004 A, 0.82% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	14,100	14,100
(Theatre Row Tower Hsg. Proj.):
Series 2001 A, 0.77% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	10,000	10,000
Series 2002 A, 0.77% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	3,500	3,500
(Tower 31 Hsg. Proj.) Series 2005 A, 0.77% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	74,800	74,800
(Tribeca Park Proj.) Series 1997 A, 0.77% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	74,100	74,100
(Worth Street Hsg. Proj.) Series A, 0.77% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	47,600	47,600
Series 2010 A, 0.84% 6/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	10,900	10,900
		699,165
North Carolina - 0.5%
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.79% 6/7/17, LOC Rabobank Nederland New York Branch, VRDN (a)	12,720	12,720
North Carolina Med. Care Commission Health Care Facilities Rev. (Cape Fear Valley Health Sys. Proj.):
Series 2008 A1, 0.8% 6/7/17, LOC Branch Banking & Trust Co., VRDN (a)	20,300	20,300
Series 2008 A2, 0.8% 6/7/17, LOC Branch Banking & Trust Co., VRDN (a)	28,500	28,500
		61,520
Ohio - 0.3%
Greene County Hosp. Facilities Rev. Series A, 0.83% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)	1,915	1,915
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.83% 6/7/17, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	31,660	31,660
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series F, 0.8% 6/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	80	80
Series 2004 D, 0.77% 6/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	50	50
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.81% 6/7/17, LOC Bank of America NA, VRDN (a)(b)	2,900	2,900
		36,605
Oklahoma - 0.1%
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.83% 6/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	10,120	10,120
Univ. Hospitals Trust Rev. Series 2005 A, 0.76% 6/7/17, LOC Bank of America NA, VRDN (a)	5,955	5,955
		16,075
Oregon - 0.2%
FHLMC Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.81% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	9,500	9,500
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.8% 6/7/17, LOC Bank of America NA, VRDN (a)(b)	3,260	3,260
(New Columbia - Trouton Proj.) Series 2005, 0.8% 6/7/17, LOC Bank of America NA, VRDN (a)(b)	5,315	5,315
		18,075
Pennsylvania - 0.2%
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.96% 6/7/17, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,095	2,095
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.83% 6/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	11,340	11,340
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 0.88% 6/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,905	6,905
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.86% 6/7/17, LOC Citizens Bank of Pennsylvania, VRDN (a)	880	880
		21,220
South Carolina - 0.6%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.85% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.81% 6/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	22,865	22,865
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.81% 6/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	27,400	27,400
		65,265
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.89% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	5,185	5,185
Tennessee - 0.9%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.84% 6/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	10,000	10,000
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 0.8% 6/7/17, LOC PNC Bank NA, VRDN (a)(b)	25,000	25,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.77% 6/7/17, VRDN (a)(b)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.92% 6/7/17, LOC Rabobank Nederland, VRDN (a)(b)	29,700	29,700
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.83% 6/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	4,500	4,500
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.83% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.82% 6/7/17, LOC Bank of America NA, VRDN (a)	11,620	11,620
		107,420
Texas - 4.8%
Austin Arpt. Sys. Rev. Series 2005 1, 0.8% 6/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	44,775	44,775
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 0.82% 6/7/17, LOC Citibank NA, VRDN (a)(b)	11,800	11,800
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 0.82% 6/7/17, LOC Citibank NA, VRDN (a)(b)	8,800	8,800
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.8% 6/7/17, LOC Bank of America NA, VRDN (a)(b)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.82% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	25,000	25,000
Series 2001, 0.82% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	21,600	21,600
Calhoun Port Auth. Envir. Facilities Rev.:
(Formosa Plastics Corp. Proj.) Series 2012, 0.82% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	50,000	50,000
(Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.79% 6/7/17, LOC PNC Bank NA, VRDN (a)(b)	2,700	2,700
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.81% 6/7/17, LOC Citibank NA, VRDN (a)(b)	12,870	12,870
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.91% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	7,390	7,390
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.8% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	34,300	34,300
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Primrose Aldine Bender Apt. Proj.) Series 2004, 0.83% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	7,110	7,110
(Primrose at Bammel Apts. Proj.) Series 2005, 0.83% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	7,580	7,580
Houston Arpt. Sys. Rev. Series 2010, 0.8% 6/7/17, LOC Barclays Bank PLC, VRDN (a)	64,375	64,375
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Fairlake Cove Apts. Proj.) Series 2005, 0.81% 6/7/17, LOC Citibank NA, VRDN (a)(b)	8,415	8,415
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.91% 6/7/17, VRDN (a)(b)	12,600	12,600
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.9% 6/7/17, LOC Bank of America NA, VRDN (a)(b)	11,950	11,950
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.82% 6/7/17 (Total SA Guaranteed), VRDN (a)	5,300	5,300
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 0.8% 6/7/17, VRDN (a)(b)	25,000	25,000
Series 2001, 0.8% 6/7/17, VRDN (a)(b)	25,000	25,000
Series 2002, 0.8% 6/7/17, VRDN (a)(b)	22,500	22,500
Series 2010 A, 0.82% 6/7/17 (Total SA Guaranteed), VRDN (a)	1,000	1,000
Series 2012, 0.82% 6/7/17 (Total SA Guaranteed), VRDN (a)	35,300	35,300
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.82% 6/7/17 (Total SA Guaranteed), VRDN (a)	11,600	11,600
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.82% 6/7/17 (Total SA Guaranteed), VRDN (a)	34,200	34,200
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 0.88% 6/7/17 (Total SA Guaranteed), VRDN (a)(b)	4,700	4,700
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.) 0.81% 6/7/17, LOC BNP Paribas SA, VRDN (a)(b)	50,000	50,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (Residences at Sunset Pointe Proj.) Series 2006, 0.93% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 0.83% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	8,885	8,885
		575,250
Utah - 0.1%
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 0.83% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	8,485	8,485
Virginia - 0.3%
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (U.S.A. Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.81% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000	10,000
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (Garnet of Virginia, Inc. Proj.) Series 1996, 0.8% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,250	5,250
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.84% 6/7/17, LOC Bank of America NA, VRDN (a)	3,215	3,215
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.81% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,160	2,160
Series 2001, 0.81% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,450	1,450
Series 2006, 0.81% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,050	3,050
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.8% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,000	10,000
		35,125
Washington - 1.6%
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.8% 6/7/17, LOC Bank of America NA, VRDN (a)(b)	16,305	16,305
Port of Seattle Rev. Series 2008, 0.83% 6/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	96,715	96,715
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.82% 6/7/17, LOC Bank of America NA, VRDN (a)	25,000	25,000
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.82% 6/7/17, LOC Bank of America NA, VRDN (a)	7,055	7,055
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D, 0.8% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	20,000	20,000
Series E, 0.8% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	20,000	20,000
		185,075
West Virginia - 0.6%
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.8% 6/7/17, LOC Bank of America NA, VRDN (a)(b)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.86% 6/7/17, LOC Deutsche Bank AG, VRDN (a)(b)	1,400	1,400
Series 1990 B, 0.86% 6/7/17, LOC Deutsche Bank AG, VRDN (a)(b)	1,400	1,400
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.02% 6/7/17, VRDN (a)(b)	22,775	22,775
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.05% 6/7/17, VRDN (a)(b)	26,900	26,900
West Virginia Hosp. Fin. Auth. Rev. (Pallottine Health Svcs. Proj.) 0.85% 6/7/17, LOC Fifth Third Bank, Cincinnati, VRDN (a)	325	325
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.8% 6/7/17, LOC Bank of America NA, VRDN (a)(b)	6,580	6,580
		67,800
Wisconsin - 0.0%
Kohler Solid Waste Disp. (Kohler Co. Proj.) Series 1997, 1% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,300	3,300
Wyoming - 0.2%
Converse County Envir. Impt. Rev. Series 1995, 0.86% 6/7/17, VRDN (a)(b)	1,200	1,200
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.88% 6/7/17, VRDN (a)	2,095	2,095
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.91% 6/7/17, VRDN (a)(b)	20,350	20,350
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.87% 6/7/17, VRDN (a)	3,800	3,800
		27,445
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $5,011,641)		5,011,641

Tender Option Bond - 23.3%
Alabama - 0.0%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series 16 ZM0206, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,975	2,975
Alaska - 0.1%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 0.82% 6/7/17 (Liquidity Facility Bank of America NA) (a)(d)	16,665	16,665
Arizona - 0.5%
Maricopa County Indl. Dev. Auth. Rev. Participating VRDN Series Floaters YX 10 32, 0.81% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	8,630	8,630
Mesa Util. Sys. Rev. Bonds Series Solar 17 0026, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	5,400	5,400
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.88% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	7,700	7,700
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2016 22, 0.84%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	9,400	9,400
Participating VRDN:
Series 16 XM 02 45, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,395	6,395
Series Floaters XF 21 92, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,245	5,245
Series Floaters XM 04 47, 0.81% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,200	5,200
Series Putters XM0009, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Series ROC II R 14060, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	4,000	4,000
		55,970
California - 0.4%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series II R 11901, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,100	2,100
California Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 11974, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	4,555	4,555
Dignity Health Participating VRDN Series 17 04, 0.86% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	10,815	10,815
Los Angeles Cmnty. College District Participating VRDN Series MS 3096, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,500	1,500
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series 16 ZF0321, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,380	3,380
Newport Mesa Unified School District Bonds Series WF 11 70Z, 1.08%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	16,775	16,775
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 0048, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,050	10,050
		49,175
Colorado - 1.6%
Childrens Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 0.86% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,885	3,885
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	42,860	42,860
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 0.98% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	4,300	4,300
Series ZF 04 17, 0.93% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,800	3,800
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 0.88% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	21,625	21,625
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series MS 3316, 0.81% 6/7/17 (Liquidity Facility Cr. Suisse AG) (a)(d)	14,030	14,030
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 0.82% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	24,800	24,800
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, 0.93%, tender 8/24/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	4,220	4,220
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2016 12, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	10,745	10,745
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series RBC E 55, 0.98%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	46,725	46,725
Participating VRDN Series Floaters XM 03 85, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,500	7,500
Participating VRDN Series Putters 15 XM0007, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,600	5,600
		190,090
Connecticut - 0.1%
Connecticut Gen. Oblig. Participating VRDN Series Putters 3996, 0.84% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	5,000	5,000
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series BA 15 XF0247, 0.84% 6/7/17 (Liquidity Facility Bank of America NA) (a)(d)	8,614	8,614
		13,614
District Of Columbia - 0.5%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	6,300	6,300
District of Columbia Gen. Oblig. Participating VRDN:
Series 16 XM 03 25, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,500	7,500
Series Floaters YX 10 39, 0.8% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,655	6,655
Series MS 4301, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	9,000	9,000
District of Columbia Income Tax Rev. Participating VRDN:
Series EGL 14 0039, 0.82% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	12,400	12,400
Series Floaters XM 04 12, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Series Floaters XM 04 37, 0.8% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	8,400	8,400
Series XF 23 41, 0.85% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,800	4,800
		56,055
Florida - 1.7%
Brooks Health Sys. Participating VRDN Series XG 0064, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	14,905	14,905
Central Florida Expressway Bonds Series RBC E 62, 0.98%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	69,685	69,685
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series ROC II R 12017, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	19,700	19,700
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Putters 2539, 0.83% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,730	11,730
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 16 ZF0339, 0.85% 6/7/17 (Liquidity Facility Bank of America NA) (a)(d)	2,160	2,160
Miami Beach Resort Tax Rev. Participating VRDN:
Series 15 XF0260, 0.82% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	16,160	16,160
Series RBC 15 ZM0119, 0.83% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	7,500	7,500
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	9,255	9,255
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	8,040	8,040
Miami-Dade County Gen. Oblig. Participating VRDN Series XM 04 70, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,930	6,930
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series ZF 03 29, 0.93% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,175	2,175
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series 2017 01, 0.82% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	6,590	6,590
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	6,400	6,400
RBC Muni. Products, Inc. Trust Bonds Series E70, 0.98%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	10,595	10,595
Tampa Health Sys. Rev. Participating VRDN:
Series 16 XF2213, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,800	6,800
Series 16 XF2214, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	4,800	4,800
		203,425
Georgia - 0.3%
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 0.83% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,800	4,800
Fulton County Gen. Oblig. Bonds Series 2017 07, 0.84%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	8,080	8,080
Private Colleges & Univs. Auth. Rev. Participating VRDN:
Series 2016 XM 0416, 0.81% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,800	4,800
Series Floaters XM 04 35, 0.81% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,000	4,000
Series Floaters ZM 01 52, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,735	3,735
Private Colleges & Univs. Auth. Rev. Emory Univ. Bonds Series WF 11 32C, 0.98%, tender 9/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	5,800	5,800
		31,215
Hawaii - 0.2%
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	4,860	4,860
Participating VRDN:
Series Floaters XF 05 18, 0.82% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,835	3,835
Series Floaters XM 04 29, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,665	6,665
Honolulu City & County Gen. Oblig. Bonds Series 2016, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	6,000	6,000
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	4,005	4,005
		25,365
Illinois - 1.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.88% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	10,000	10,000
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.03% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,900	1,900
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,250	2,250
Series 15 XM0050, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Series 15 XM0114, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,240	6,240
Series 17 XM 0492, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,250	5,250
Series BA 15 XF0248, 0.84% 6/7/17 (Liquidity Facility Bank of America NA) (a)(d)	12,855	12,855
Series Floaters XM 04 19, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,110	2,110
Series MS 3332, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,700	5,700
Series Putters 0022, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,205	11,205
Series XL 00 21, 0.81% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,950	3,950
Series ZF 04 78, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,960	2,960
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 0.88% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,055	4,055
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 0.86% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000	2,000
Series 15 XM 0078, 0.83% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	10,285	10,285
Series 15 ZM0118, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,335	3,335
Series Floaters XL 00 41, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	8,940	8,940
Series MS 16 XF 2212, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,767	2,767
Series XM 04 75, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	9,375	9,375
Series ZF 24 03, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	6,665	6,665
The County of Cook Participating VRDN Series XF 23 13, 0.93% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,500	4,500
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 0.84% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	6,000	6,000
		125,342
Indiana - 0.9%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	13,000	13,000
Indiana Fin. Auth. Rev. Participating VRDN Series 15 XF0106, 0.83% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	17,180	17,180
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 0.98%, tender 9/1/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	75,280	75,280
		105,460
Kansas - 0.1%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 0.88% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	7,625	7,625
Kentucky - 0.0%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 0.85% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,295	5,295
Louisiana - 1.1%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 0.83% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	108,700	108,700
Series XM 02 89, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,990	9,990
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 0.88% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	10,400	10,400
		129,090
Maryland - 0.3%
Baltimore County Gen. Oblig. Bonds Series Solar 17 22, 0.82%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	7,800	7,800
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 0.95% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	13,400	13,400
Maryland Trans. Auth. Trans. Facility Projs. Rev. Participating VRDN Series BA 15 XF0246, 0.85% 6/7/17 (Liquidity Facility Bank of America NA) (a)(d)	5,055	5,055
Montgomery County Gen. Oblig. Participating VRDN Series 15 XF0110, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,020	6,020
		32,275
Massachusetts - 0.9%
Massachusetts Clean Wtr. Trust Participating VRDN Series Clipper 06 11, 0.82% 6/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	17,410	17,410
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.81% 6/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	71,570	71,570
Series Clipper 07 41, 0.81% 6/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	17,600	17,600
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Putters 3990, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000	2,000
		108,580
Michigan - 0.3%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 17 012, 0.85% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	17,700	17,700
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XM 03 92, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,300	4,300
Series Floaters XM 04 65, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,535	5,535
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,890	4,890
Series 16 ZM0166, 0.81% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,240	2,240
Series XM 04 72, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	1,750	1,750
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.98%, tender 9/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	3,000	3,000
		39,415
Minnesota - 0.0%
Minnesota State Gen. Fdg. Rev. Participating VRDN Series 15 ZF0175, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,335	3,335
Mississippi - 0.1%
Mississippi Gen. Oblig. Participating VRDN:
Series Clipper 09 60, 0.81% 6/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	10,500	10,500
Series ROC II R 14027, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	3,680	3,680
		14,180
Missouri - 0.3%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XL 00 37, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,785	2,785
Missouri Health & Edl. Facilities Rev. Participating VRDN Series XF 0292, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,395	10,395
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 0.85% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	23,940	23,940
		37,120
Nebraska - 0.2%
Douglas County School District #1 Bonds Series 2016 27, 0.96%, tender 6/29/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	15,200	15,200
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	7,700	7,700
Series Floaters XX 10 04, 0.83% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,410	5,410
		28,310
Nevada - 0.5%
Clark County Participating VRDN Series XM 02 80, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	32,115	32,115
Clark County Fuel Tax Bonds Series Solar 17 25, 0.96%, tender 6/22/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	5,540	5,540
Clark County Wtr. Reclamation District Participating VRDN:
Series 16 ZF0446, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,005	7,005
Series ZF 04 79, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,000	12,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN:
Series 16 ZF0382, 0.82% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	4,685	4,685
Series Floaters XM 04 66, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	3,225	3,225
		64,570
New Hampshire - 0.0%
New Hampshire Health and Ed. Facilities Auth. Rev. Participating VRDN Series Floaters 16 025, 0.83% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,412	4,412
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.97% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	5,100	5,100
New York - 0.7%
New York City Gen. Oblig. Participating VRDN Series ROC II R 14045, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	11,600	11,600
New York City Muni. Wtr. Fin. Auth. Participating VRDN Series XM 02 86, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,750	3,750
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series 16 ZF0449, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,025	7,025
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series ROC II R 11994, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	4,500	4,500
Series ROC II R 14082, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	6,200	6,200
0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,850	3,850
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Floaters XF 05 25, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,640	2,640
Series ROC II R 14005, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	14,030	14,030
New York Dorm. Auth. Revs. Participating VRDN:
ROC II R 11944, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	5,150	5,150
Series ROC II R 11943, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	5,580	5,580
New York Liberty Dev. Corp. Participating VRDN Series 16 XF0406, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,910	5,910
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 2015 ZF0209, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,250	5,250
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	4,800	4,800
		80,285
North Carolina - 1.9%
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 0.83% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,000	5,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 15 XF2167, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	4,800	4,800
Series EGL 14 0050, 0.82% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	63,665	63,665
Series EGL 14 0051:
0.82% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	16,300	16,300
0.82% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	14,220	14,220
Series EGL 14 0052, 0.82% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	64,735	64,735
Series MS 15 XF2165, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)(a)(d)	8,385	8,385
Series MS 15 ZM0105, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,280	2,280
Series ROC II R 11850, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	12,600	12,600
Series XM 02 82, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,000	11,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Participating VRDN Series Floaters ZM 00 98, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,335	3,335
North Carolina Cap. Impt. Ltd.:
Bonds Series WF 11 136C, 0.98%, tender 10/5/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	2,765	2,765
Participating VRDN Series ROC II R 14028, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series 15 XF0147, 0.82% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	9,365	9,365
Series Floaters XM 04 44, 0.81% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,625	3,625
Raleigh Combined Enterprise Sys. Rev. Bonds Series 2016 13, 0.84%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	4,695	4,695
		230,770
North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy. Rev. Bonds Series RBC E58, 0.98%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	17,695	17,695
Ohio - 0.4%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	2,800	2,800
Lucas County Gen. Oblig. Bonds Series 2016 26, 0.96%, tender 6/29/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	5,250	5,250
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1% 7/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,710	5,710
Ohio Hosp. Facilities Rev. Participating VRDN:
Series 2015 XF0105, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	20,000	20,000
Series 2016 ZF0355, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,800	4,800
Series Putters 3550, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,745	6,745
Series XL 00 31, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,500	3,500
		48,805
Oklahoma - 0.1%
Oklahoma St Wtr. Resources Board Rev. Fund Bonds Series 2016, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	6,100	6,100
Oregon - 0.2%
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 1.08%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	10,775	10,775
Participating VRDN Series ROC II R 11949, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	3,615	3,615
Portland Wtr. Sys. Rev. Bonds Series 2016 24, 1.08%, tender 6/8/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	6,390	6,390
		20,780
Pennsylvania - 1.8%
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 16 XF0425, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,560	4,560
Series Putters 0047, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Montgomery Cnty. Indl. Dev. Auth. Rev. Participating VRDN Series Floaters 62 144, 0.83% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,630	5,630
Pennsylvania Gen. Oblig. Participating VRDN Series 16 ZF0424, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,590	3,590
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 0.98%, tender 9/1/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	75,700	75,700
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, 0.98%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	6,995	6,995
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 1.08%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	2,600	2,600
Philadelphia Auth. For Indl. Dev. Participating VRDN Series 15 ZF0167, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 0.98%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	107,810	107,810
		208,885
South Carolina - 0.7%
Berkeley County School District Bonds Series Solar 17 0030, 0.94%, tender 8/17/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	3,045	3,045
Columbia Wtrwks. & Swr. Rev. Bonds Series 2016 21, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	8,000	8,000
Lancaster County School District Bonds Series Solar 17 21, 0.96%, tender 6/8/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	3,600	3,600
Lexington County Health Svcs. District, Inc. Hosp. Rev. Participating VRDN Series Floaters XF 23 68 0.88% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,995	2,995
South Carolina Gen. Oblig. Participating VRDN Series 2017, 0.93% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,700	5,700
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 0.85% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	23,665	23,665
Series Floaters XM 03 84, 0.93% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,370	6,370
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.93% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	24,405	24,405
		77,780
Tennessee - 0.3%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Bonds Series Solar 17 11, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	16,880	16,880
Participating VRDN Series Putters 2631, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	18,230	18,230
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 0.88% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
		40,110
Texas - 2.0%
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 1.08%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	5,540	5,540
Board of Regents of The Univ. of Texas Participating VRDN Series Floaters 16 ZM0399, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Conroe Independent School District Bonds Series 2016 15, 0.84%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	10,370	10,370
Cypress-Fairbanks Independent School District:
Bonds Series 2016 7, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	6,400	6,400
Participating VRDN Series 2017 XM 0496, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	3,335	3,335
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series 15 XF008, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,355	5,355
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	6,310	6,310
Harris County Gen. Oblig. Participating VRDN Series Clipper 07 46, 0.81% 6/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	4,600	4,600
Houston Arpt. Sys. Rev. Participating VRDN Series RBC 16 ZM0169, 0.81% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,165	4,165
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 0.82% 6/7/17 (Liquidity Facility Bank of America NA) (a)(d)	14,400	14,400
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	5,145	5,145
Leander Independent School District Participating VRDN Series 2017, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,250	2,250
North East Texas Independent School District Participating VRDN Series EGL 14 0018, 0.82% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	22,305	22,305
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2016 14, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	10,190	10,190
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series 2015 ZF0211, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series Floaters XM 03 77, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank)(a)(d)	17,750	17,750
Series XF 0293, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,020	9,020
San Antonio Pub. Facilities Corp. Lease Rev. Participating VRDN Series 16 ZF 0456, 0.81% 6/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	7,465	7,465
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,625	11,625
Series 16 ZF 0282, 0.82% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	3,760	3,760
Series XY1001, 0.83% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,620	4,620
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series Floaters XM 04 02, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,300	1,300
Series Floaters ZM 04 07, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,250	6,250
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,750	6,750
Texas A&M Univ. Rev. Participating VRDN Series Floaters XM 04 43, 0.82% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,580	1,580
Texas Gen. Oblig.:
Bonds Series WF 1183C, 1.05%, tender 9/27/17 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(d)(e)	15,090	15,090
Participating VRDN:
Series 15 XF0075, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,915	11,915
Series 16 ZF0248, 0.82% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,640	2,640
Series Floaters XM 04 04, 0.81% 6/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	3,750	3,750
Series MS 3390, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,000	4,000
Series Putters 3478, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995	4,995
Texas St. Wtr. Finl. Auth. Rev. Participating VRDN Series 16 XM 02 56, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,500	7,500
		236,375
Utah - 0.2%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.83% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	14,900	14,900
Utah County Hosp. Rev. Participating VRDN Series XM 03 64, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,730	6,730
		21,630
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 0.88% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,875	3,875
Virginia - 0.9%
Fairfax County Indl. Dev. Auth. Participating VRDN Series MS 3309, 0.81% 6/7/17 (Liquidity Facility Cr. Suisse AG) (a)(d)	2,300	2,300
Fairfax County Indl. Dev. Auth. Rev. Participating VRDN Series XG 00 21, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	6,660	6,660
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 0.82% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	31,935	31,935
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, 0.94%, tender 8/24/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	3,435	3,435
Participating VRDN Series EGL 14 0048, 0.82% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	41,105	41,105
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series Floaters XL 00 11, 0.82% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,335	3,335
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series 16 XM0142, 0.81% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	6,770	6,770
Virginia Gen. Oblig. Bonds Series 2016 11, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	4,700	4,700
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,015	1,015
		101,255
Washington - 2.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series 15 XF2158, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,885	2,885
Series Floaters XF 05 33, 0.81% 6/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	9,495	9,495
King County Gen. Oblig. Participating VRDN Series Floaters XM 04 41, 0.83% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,500	2,500
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.82% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	39,785	39,785
Series Floater 3090, 0.81% 6/7/17 (Liquidity Facility Cr. Suisse AG) (a)(d)	4,669	4,669
Series Putters 15 XM0012, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,950	6,950
Series ROC II R 11962, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,200	2,200
Pierce County School District #10 Tacoma Participating VRDN Series 15 XF2166, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,700	2,700
Port of Seattle Gen. Oblig. Participating VRDN Series 2017 ZF 2411, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	7,500	7,500
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series Solar 17 19, 0.94%, tender 8/24/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	3,880	3,880
Series WF 11-18C, 1.08%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	6,730	6,730
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, 0.94%, tender 7/27/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	7,675	7,675
Washington Gen. Oblig.:
Bonds Series WF 11-16C, 1.08%, tender 8/17/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	33,900	33,900
Participating VRDN:
Series 16 XM 02 55, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,005	5,005
Series 16 XM0216, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	13,835	13,835
Series 16 XM0218, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,635	11,635
Series 16 XM0219, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,790	11,790
Series 16 ZF0352, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,660	11,660
Series 2017, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,275	3,275
Series MS 33 864X, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,300	3,300
Series ROC 14090, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	9,400	9,400
Series ROC II R 11889, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,250	2,250
Series ROC II R 14074, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	8,000	8,000
Series XF 0294, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,250	2,250
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0083, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	16,875	16,875
Series 15 XF0132, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,065	7,065
Series 15 XF0148, 0.82% 6/7/17 (Liquidity Facility Bank of America NA) (a)(d)	7,485	7,485
Series 2015 XF0150, 0.84% 6/7/17 (Liquidity Facility Bank of America NA) (a)(d)	4,355	4,355
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,100	5,100
		258,149
Wisconsin - 0.6%
Wisconsin Gen. Oblig. Participating VRDN:
Series 2017, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	5,000	5,000
Series Clipper 09 36, 0.82% 6/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	26,200	26,200
Series Clipper 09 53, 0.82% 6/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	12,745	12,745
Wisconsin Health & Edl. Facilities Participating VRDN Series XM 04 79, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,500	4,500
Wisconsin Health & Edl. Facilities Auth. Participating VRDN Series 2016, 0.94% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	4,200	4,200
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 2015 ZF0216, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series Floaters 3184, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	11,860	11,860
		69,505
TOTAL TENDER OPTION BOND
(Cost $2,776,657)		2,776,657

Other Municipal Security - 32.4%
Alabama - 0.2%
Huntsville Health Care Auth. Rev.:
0.83% 6/5/17, CP	21,000	21,000
0.96% 7/5/17, CP	6,400	6,400
		27,400
Arizona - 1.3%
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2008, 5.5% 9/1/17	4,815	4,870
Arizona School Facilities Board Rev. Bonds 5% 7/1/17	1,000	1,003
Gilbert Wtr. Resources Muni. Property Corp. Bonds Series 2007, 5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100)	3,600	3,648
Phoenix Civic Impt. Corp.:
Series 14B1, 0.82% 6/1/17, LOC Bank of America NA, CP (b)	48,300	48,300
Series 14B2, 0.9% 7/10/17, LOC Barclays Bank PLC, CP (b)	25,000	25,000
0.98% 6/8/17, LOC Barclays Bank PLC, CP (b)	13,300	13,300
0.99% 7/17/17, LOC Bank of America NA, CP (b)	23,300	23,300
0.99% 8/3/17, LOC Bank of America NA, CP (b)	23,300	23,300
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds (Arizona Salt River Proj.) Series 2009 B, 4% 1/1/18	3,775	3,839
Series C:
0.83% 6/6/17, CP	3,800	3,800
0.85% 6/6/17, CP	6,300	6,300
		156,660
California - 1.4%
California Gen. Oblig.:
Series 11A2, 0.81% 6/5/17, LOC Royal Bank of Canada, CP	9,190	9,190
Series A1, 0.85% 6/5/17, LOC Wells Fargo Bank NA, CP	8,300	8,300
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.88%, tender 9/1/17 (Liquidity Facility Royal Bank of Canada) (a)	78,330	78,330
Series 2010 B, 0.88%, tender 9/1/17 (Liquidity Facility Royal Bank of Canada) (a)	27,500	27,500
Los Angeles Dept. of Wtr. & Pwr. Rev. 1% 8/1/17 (Liquidity Facility Royal Bank of Canada), CP	34,400	34,400
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. 1.01% 8/24/17, LOC Wells Fargo Bank NA, CP (b)	13,700	13,700
		171,420
Colorado - 0.8%
Colorado Ed. Ln. Prog. TRAN Series 2016 A, 5% 6/29/17	37,300	37,416
Colorado Gen. Fdg. Rev. TRAN Series 2016 A, 2% 6/27/17	39,575	39,606
Colorado Springs Utils. Rev.:
Series A:
0.8% 6/6/17, LOC Bank of America NA, CP	5,000	5,000
0.8% 6/15/17, LOC Bank of America NA, CP	11,000	11,000
0.96% 7/6/17, LOC Bank of America NA, CP	3,500	3,500
		96,522
Connecticut - 1.1%
Connecticut Gen. Oblig. Bonds:
Series 2011 D, 5% 11/1/17	4,685	4,764
Series 2013 A:
0.88% 7/1/17 (a)	6,800	6,800
0.88% 1/1/18 (a)	2,300	2,300
Series 2016 E, 2% 10/15/17	14,900	14,958
Series 2016 G, 4% 11/1/17	27,300	27,623
Series 2017 B, 3% 4/15/18	22,840	23,205
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. CT. Proj.) Series S-2, 0.92% tender 6/1/17, CP mode	6,100	6,100
Danbury Gen. Oblig. BAN Series 2016, 2% 7/20/17	15,365	15,388
East Haddam Gen. Oblig. BAN Series 2017, 2.25% 3/8/18 (f)	2,800	2,822
Enfield Gen. Oblig. BAN Series 2016, 2% 8/9/17	21,000	21,036
Milford Gen. Oblig. BAN 1.5% 11/6/17	6,000	6,010
		131,006
District Of Columbia - 0.4%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
Series 01, 0.78% 6/6/17, LOC JPMorgan Chase Bank, CP	14,900	14,900
0.94% 6/22/17, LOC JPMorgan Chase Bank, CP	9,600	9,600
0.96% 7/25/17, LOC JPMorgan Chase Bank, CP	22,400	22,400
		46,900
Florida - 3.1%
Florida Local Govt. Fin. Cmnty.:
Series 11A1, 0.92% 7/5/17, LOC JPMorgan Chase Bank, CP	37,630	37,630
0.96% 6/6/17, LOC JPMorgan Chase Bank, CP	36,116	36,116
Hillsborough County Cap. Impt. Prog. Rev.:
Series A, 0.89% 6/1/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,200	1,200
0.95% 7/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,610	5,610
Jacksonville Gen. Oblig. Series 04A, 0.8% 6/1/17, LOC Bank of America NA, CP	28,860	28,860
Miami-Dade County Aviation Rev.:
Bonds:
Series 2007 C, 5.25% 10/1/17 (Pre-Refunded to 10/1/17 @ 100) (b)	20,000	20,277
Series 2007, 5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100) (b)	25,240	25,572
Series C:
0.82% 6/1/17, LOC Bank of America NA, CP (b)	5,000	5,000
0.92% 8/2/17, LOC Bank of America NA, CP (b)	20,000	20,000
0.99% 7/3/17, LOC Bank of America NA, CP (b)	15,000	15,000
Miami-Dade County Wtr. & Swr. Rev.:
Series A1:
0.86% 6/20/17, LOC Barclays Bank PLC, CP	4,700	4,700
0.93% 7/10/17, LOC Barclays Bank PLC, CP	47,700	47,700
0.95% 6/8/17, LOC Sumitomo Mitsui Banking Corp., CP	19,200	19,200
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 1.08%, tender 12/27/17 (a)	28,200	28,200
Series 2014 A1, 1.03%, tender 12/27/17 (a)	28,900	28,900
Tampa Health Sys. Rev. Bonds Series 2012 B, 1.08%, tender 12/27/17 (a)	42,015	42,015
		365,980
Georgia - 3.6%
Atlanta Arpt. Rev.:
Series D1:
0.85% 6/30/17, LOC Bank of America NA, CP	5,640	5,640
0.92% 6/30/17, LOC Bank of America NA, CP	2,744	2,744
Series D2:
0.88% 6/30/17, LOC Bank of America NA, CP (b)	15,844	15,844
0.9% 6/30/17, LOC Bank of America NA, CP (b)	3,500	3,500
0.94% 6/30/17, LOC Bank of America NA, CP (b)	9,370	9,370
Series D3, 0.92% 6/30/17, LOC Bank of America NA, CP	550	550
Series D4:
0.88% 6/30/17, LOC Bank of America NA, CP (b)	8,551	8,551
0.9% 6/30/17, LOC Bank of America NA, CP (b)	334	334
0.94% 6/30/17, LOC Bank of America NA, CP (b)	938	938
Series E1:
0.85% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,370	4,370
0.85% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,370	4,370
0.92% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,745	2,745
Series E2:
0.88% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	7,923	7,923
0.88% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	7,923	7,923
0.9% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	1,750	1,750
0.9% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	1,750	1,750
0.94% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	4,685	4,685
0.95% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	4,685	4,685
Series E3, 0.93% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	275	275
Series E4:
0.88% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	4,277	4,277
0.88% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	4,276	4,276
0.9% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	167	167
0.94% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	470	470
0.95% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	470	470
1% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	167	167
0.96% 6/30/17, LOC Bank of America NA, CP	180	180
0.99% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	1,697	1,697
1% 6/30/17, LOC Bank of America NA, CP (b)	3,394	3,394
1% 6/30/17, LOC Bank of America NA, CP (b)	306	306
1% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	153	153
1% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	1,697	1,697
1.06% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	100	100
1.09% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	153	153
Atlanta Wtr. & Wastewtr. Rev.:
0.97% 6/30/17, LOC PNC Bank NA, CP	25,100	25,100
0.97% 6/30/17, LOC Wells Fargo Bank NA, CP	2,415	2,415
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Projs.) Series 85A, 0.93% tender 7/7/17, LOC Barclays Bank PLC, CP mode	14,650	14,650
Series B, 0.85% 6/19/17, LOC TD Banknorth, NA, CP	15,112	15,112
0.96% 6/5/17, LOC PNC Bank NA, CP	28,500	28,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.89%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	63,825	63,825
Series 2010 A2, 0.89%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	179,100	179,100
		434,156
Hawaii - 0.2%
Honolulu City & County Gen. Oblig.:
Series B1, 0.82% 6/6/17, LOC Sumitomo Mitsui Banking Corp., CP	14,900	14,900
Series B2, 0.82% 6/6/17, LOC Sumitomo Mitsui Banking Corp., CP	9,700	9,700
0.97% 6/6/17, LOC Sumitomo Mitsui Banking Corp., CP	4,800	4,800
		29,400
Idaho - 0.1%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.78%, tender 9/1/17 (a)	10,300	10,300
Illinois - 2.0%
Chicago O'Hare Int'l. Arpt. Rev.:
Bonds Series 2008 A:
5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	4,235	4,331
5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	3,900	3,988
5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	18,250	18,663
Series 16A1, 0.9% 6/22/17, LOC Bank of America NA, CP (b)	6,700	6,700
Series 16B2, 0.9% 6/22/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,500	4,500
Illinois Fin. Auth. Ed. Rev. Series LOY:
0.8% 6/1/17, LOC PNC Bank NA, CP	22,040	22,040
0.92% 7/3/17, LOC PNC Bank NA, CP	15,900	15,900
Illinois Fin. Auth. Rev. Bonds:
( Hosp. Sisters Svcs., Inc. Proj.):
0.81% tender 6/1/17, CP mode	16,200	16,200
0.87% tender 6/7/17, CP mode	6,500	6,500
( Hosp. Sisters Svcs., Inc. Proj.) 0.96% tender 7/17/17, CP mode	19,460	19,460
(Advocate Health Care Network Proj.) Series 2011 B, 1.08%, tender 12/27/17 (a)	40,850	40,850
(Hosp. Sisters Svcs., Inc. Proj.):
Series 2012 H, 0.81% tender 7/6/17, CP mode	26,500	26,500
0.89% tender 8/3/17, CP mode	9,700	9,700
0.94% tender 8/3/17, CP mode	16,100	16,100
(Hosp. Sisters Svcs., Inc.Proj.) 0.95% tender 7/3/17, CP mode	5,800	5,800
Southwestern Ill Dev. Auth. Heal Bonds:
( Hosp. Sisters Svcs., Inc. Proj.) 0.97% tender 7/17/17, CP mode	6,400	6,400
(Hosp. Sisters Svcs., Inc. Proj.) 0.81% tender 6/5/17, CP mode	9,700	9,700
		233,332
Indiana - 0.5%
Indiana Fin. Auth. Rev. Bonds ( Trinity Health Proj.) Series D-2, 0.95% tender 6/9/17, CP mode	28,000	28,000
Indianapolis Gas Util. Sys. Rev. 0.96% 6/15/17, LOC JPMorgan Chase Bank, CP	32,000	32,000
		60,000
Kansas - 0.3%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2017-I, 1.5% 3/1/18	30,600	30,651
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1% tender 6/7/17, CP mode	9,300	9,300
Louisville Reg'l. Arpt. Auth. Sys. Rev. Bonds Series 2011 A, 5% 7/1/17 (Escrowed to Maturity) (b)	3,000	3,010
		12,310
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Bonds (Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	7,000	7,026
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.78%, tender 9/1/17 (a)	20,100	20,100
		27,126
Massachusetts - 1.0%
Massachusetts Gen. Oblig. Bonds Series B, 1.26% 2/1/18 (a)(c)	53,300	53,334
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1% tender 7/13/17, CP mode	22,270	22,270
Series 2017, 1.05% tender 6/9/17, CP mode	9,090	9,090
Series 93B, 1% tender 6/15/17, CP mode	9,400	9,400
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series B, 0.83% 6/6/17, LOC Citibank NA, CP	18,600	18,600
Melrose Gen. Oblig. BAN Series 2016, 2% 11/10/17	8,130	8,163
		120,857
Michigan - 1.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, 1.03%, tender 12/27/17 (a)	16,745	16,745
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 0.78%, tender 9/1/17 (a)	35,000	35,000
Univ. of Michigan Rev.:
Series K1:
0.89% 6/5/17, CP	1,500	1,500
0.91% 7/6/17, CP	4,300	4,300
0.92% 6/6/17, CP	11,085	11,085
0.93% 7/5/17, CP	11,800	11,800
Series K2:
0.9% 12/12/17, CP	14,400	14,400
0.93% 1/29/18, CP	3,600	3,600
0.93% 6/7/17, CP	20,910	20,910
		119,340
Minnesota - 0.1%
Univ. of Minnesota Gen. Oblig.:
Series 07B, 0.88% 7/3/17, CP	5,900	5,900
0.95% 7/3/17, CP	9,800	9,800
		15,700
Missouri - 0.3%
Curators of the Univ. of Missouri Series A:
0.81% 6/1/17, CP	16,900	16,900
0.91% 7/5/17, CP	15,900	15,900
		32,800
Montana - 0.1%
Montana Board of Invt. Bonds:
Series 2007, 1.2%, tender 3/1/18 (a)	6,435	6,435
Series 2013, 1.2%, tender 3/1/18 (a)	2,665	2,665
		9,100
Nebraska - 1.1%
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2010 C, 5% 1/1/18	2,160	2,208
Series 2017 A:
0.94% 6/6/17, CP	7,200	7,200
0.95% 6/15/17, CP	12,625	12,625
0.97% 6/5/17, CP	10,100	10,100
Series A:
0.86% 6/12/17, CP	5,500	5,500
0.94% 6/5/17, CP	2,400	2,400
Omaha Pub. Pwr. District Elec. Rev.:
Series A:
0.8% 6/1/17, CP	7,800	7,800
0.81% 6/2/17, CP	8,500	8,500
0.89% 7/3/17, CP	6,500	6,500
0.89% 7/5/17, CP	9,200	9,200
0.89% 7/6/17, CP	9,700	9,700
0.94% 8/3/17, CP	5,600	5,600
0.95% 8/2/17, CP	8,700	8,700
0.95% 8/4/17, CP	8,900	8,900
0.96% 7/17/17, CP	9,600	9,600
0.97% 7/13/17, CP	9,200	9,200
0.98% 7/3/17, CP	3,500	3,500
		127,233
Nevada - 0.2%
Clark County School District Bonds Series 2007 C, 5% 6/15/17	1,500	1,502
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 06A:
0.8% 6/2/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	13,400	13,400
0.95% 7/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	13,350	13,350
		28,252
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
( New England Pwr. Co. Proj.) Series 2017 A:
1.1% tender 6/2/17, CP mode (b)	26,500	26,500
1.1% tender 6/9/17, CP mode (b)	9,200	9,200
(New England Pwr. Co. Proj.) Series 90B, 1% tender 6/22/17, CP mode	16,400	16,400
Series A1, 1.05% tender 6/22/17, CP mode (b)	25,600	25,600
New Hampshire Health & Ed. Facilities Auth. Rev. Bonds Series 2007, 5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100)	2,000	2,027
		79,727
New Jersey - 0.9%
Englewood Gen. Oblig. BAN Series 2017, 2.5% 4/4/18	10,931	11,046
Hamilton Township Mercer County BAN Series 2016, 2% 6/8/17	19,247	19,251
Hudson County Gen. Oblig. BAN Series 2016, 2.5% 12/14/17	16,200	16,312
New Jersey Econ. Dev. Auth. Rev. Bonds 5% 12/15/17 (Escrowed to Maturity)	4,018	4,101
Paramus BAN Series 2017, 2% 2/16/18	14,697	14,792
Passaic County Gen. Oblig. BAN Series 2016 A, 2% 12/11/17	19,000	19,082
Township of Bridgewater BAN Series 2016, 2% 8/15/17	8,032	8,045
Union County Gen. Oblig. BAN Series 2016, 2% 6/23/17	12,600	12,609
Upper Saddle River Gen. Oblig. BAN Series 2017, 2% 2/16/18	3,824	3,850
		109,088
New York - 1.1%
Bay Shore Union Free School District TAN Series 2016, 2% 6/23/17	24,400	24,414
Bayport-Blue Point Union Free School District TAN Series 2016, 2% 6/27/17	6,600	6,605
Coxsackie Athens N Y Cent School District BAN Series 2017, 2.5% 6/8/18 (f)	12,000	12,156
Islip Union Free School District TAN Series 2016, 2% 6/23/17	13,200	13,208
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2003 A, 5% 11/1/17	1,650	1,677
Series 2011 E, 5% 11/1/17	12,350	12,555
New York City Trust For Cultural Bonds (American Museum of Natural History Proj.) Series 2014 B1, 0.88%, tender 10/6/17 (a)	7,600	7,600
New York Pwr. Auth.:
Series 1, 0.87% 6/13/17, CP	2,700	2,700
Series 2, 0.81% 6/1/17, CP	32,077	32,077
Tonawanda Town BAN Series 2016, 2% 8/31/17	9,875	9,896
Westchester County Gen. Oblig. BAN Series 2016 A, 2% 12/15/17	6,160	6,188
		129,076
New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey Series A:
0.78% 6/1/17, CP (b)	14,605	14,605
0.94% 7/25/17, CP (b)	12,180	12,180
0.95% 8/10/17, CP (b)	6,500	6,500
		33,285
North Carolina - 0.0%
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2016 A, 5% 6/1/17	2,150	2,150
Ohio - 1.6%
American Muni. Pwr. BAN Series 2016, 2% 10/19/17 (f)	1,700	1,705
Avon Gen. Oblig. BAN:
Series 2017 A, 2% 9/21/17	1,200	1,203
Series 2017 B, 2% 1/24/18	2,575	2,587
Deer Park School District BAN Series 2016, 2.5% 7/13/17	3,000	3,005
Delaware Gen. Oblig. BAN Series 2017, 2% 4/12/18	3,815	3,838
Franklin County Rev. Bonds Series 2013 OH, 0.78%, tender 9/1/17 (a)	19,800	19,800
Huber Heights BAN 2% 6/1/17	3,263	3,263
Independence Gen. Oblig. BAN Series 2016 2, 2% 12/6/17	1,250	1,255
Kenston Local School District BAN Series 2016, 2% 6/29/17	5,700	5,705
Licking County BAN Series 2017, 2% 5/23/18	1,200	1,209
Mason Gen. Oblig. BAN Series 2016, 2.5% 5/22/18	4,000	4,046
Mentor Gen. Oblig. BAN Series 2017, 2.25% 1/26/18	2,200	2,214
Ohio Higher Edl. Facility Commission Rev. Bonds:
(the Cleveland Clinic Foundation Proj.):
0.8% tender 6/5/17, CP mode	21,100	21,100
0.82% tender 6/12/17, CP mode	25,800	25,800
0.95% tender 7/6/17, CP mode	3,700	3,700
0.95% tender 7/6/17, CP mode	12,500	12,500
0.96% tender 7/13/17, CP mode	6,900	6,900
0.96% tender 7/13/17, CP mode	18,100	18,100
Series 08B5, 0.95% tender 7/27/17, CP mode	27,450	27,450
Ohio State Univ. Gen. Receipts Rev. Bonds (Ohio State Univ. Gen. Receipts Proj.) 0.97% tender 6/8/17, CP mode	7,600	7,600
Tallmadge School District Gen. Oblig. BAN Series 2017, 2% 6/1/17	10,389	10,389
Willoughby BAN Series 2017, 2.25% 5/24/18	4,550	4,594
Winton Woods City School District BAN Series 2017, 1.75% 7/27/17 (Ohio Gen. Oblig. Guaranteed)	2,800	2,803
		190,766
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 1.13%, tender 12/27/17 (a)	21,680	21,680
Oregon - 0.0%
Oregon Gen. Oblig. TAN Series 2016 A, 2% 6/30/17	3,750	3,753
Pennsylvania - 0.3%
Philadelphia Arpt. Rev.:
Series B2, 0.82% 6/5/17, LOC PNC Bank NA, CP (b)	8,200	8,200
Series B3, 0.95% 8/3/17, LOC Wells Fargo Bank NA, CP (b)	9,700	9,700
1.04% 10/2/17, LOC Wells Fargo Bank NA, CP (b)	1,500	1,500
Philadelphia Gas Works Rev. Series 2, 0.91% 6/5/17, LOC PNC Bank NA, CP	11,800	11,800
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2016, 2% 8/15/17	4,225	4,234
		35,434
South Carolina - 0.1%
Spartanburg County School District No. 7 BAN Series 2016 D, 2% 11/15/17	13,275	13,333
Tennessee - 0.3%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A:
0.95% 8/15/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	15,700	15,700
1.05% 6/1/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	16,000	16,000
		31,700
Texas - 6.1%
Austin Elec. Util. Sys. Rev. Series A:
0.85% 6/5/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	27,300	27,300
0.95% 6/1/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	28,800	28,800
0.95% 6/15/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	24,900	24,900
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
( Memorial Hermann Hosp. Sys. Proj.) 0.85% tender 7/6/17, CP mode	32,300	32,300
(Memorial Hermann Hosp. Sys. Proj.) 1% tender 8/4/17, CP mode	32,100	32,100
(Texas Children's Hosp. Proj.) Series 2015 2, 0.98%, tender 12/27/17 (a)	33,900	33,900
Series 16B3, 0.98% tender 9/6/17, CP mode	40,000	40,000
Harris County Metropolitan Trans. Auth.:
0.97% 7/11/17 (Liquidity Facility JPMorgan Chase Bank), CP	27,700	27,700
0.98% 7/3/17 (Liquidity Facility JPMorgan Chase Bank), CP	18,800	18,800
0.99% 7/12/17 (Liquidity Facility JPMorgan Chase Bank), CP	19,600	19,600
0.99% 7/12/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	8,300	8,300
Houston Arpt. Sys. Rev.:
Series A, 0.9% 6/15/17, LOC Sumitomo Mitsui Banking Corp., CP (b)	37,500	37,500
0.95% 6/8/17, LOC Sumitomo Mitsui Banking Corp., CP (b)	12,250	12,250
Houston Gen. Oblig.:
TRAN Series 2016, 2% 6/30/17	7,900	7,907
0.94% 6/6/17, LOC Citibank NA, CP	7,500	7,500
0.95% 6/1/17, LOC Citibank NA, CP	2,500	2,500
Lower Colorado River Auth. Rev.:
Series B:
0.8% 6/1/17, LOC State Street Bank & Trust Co., Boston, CP	11,200	11,200
0.81% 6/5/17, LOC State Street Bank & Trust Co., Boston, CP	14,200	14,200
0.82% 8/3/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,717	7,717
0.89% 7/5/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,600	8,600
0.94% 7/3/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,800	5,800
0.96% 7/5/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,800	9,800
North Texas Tollway Auth. Rev. Bonds:
Series 2008 F, 5.75% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	5,000	5,133
5.75% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	5,255	5,396
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 1.08%, tender 12/27/17 (a)	31,700	31,700
Series 2013 B, 1.08%, tender 12/27/17 (a)	31,000	31,000
Texas A&M Univ. Rev.:
Series 2017 B:
0.94% 6/1/17, CP	13,500	13,500
0.94% 7/5/17, CP	6,400	6,400
Series B, 0.91% 7/3/17, CP	6,400	6,400
Texas Muni. Pwr. Agcy. Rev.:
Bonds Series 2015, 0% 9/1/17 (Escrowed to Maturity)	9,600	9,576
0.96% 6/6/17, LOC Barclays Bank PLC, CP	57,000	57,000
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2016 J, 5% 8/15/17	11,800	11,898
Series A:
0.88% 6/5/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,218	3,218
0.91% 7/3/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,000	12,000
0.91% 7/5/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,000	15,000
0.96% 7/13/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,100	16,100
0.93% 7/5/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,900	15,900
1.03% 10/2/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	21,200	21,200
Univ. of Texas Permanent Univ. Fund Rev. Series A, 0.87% 8/14/17, CP	16,200	16,200
Upper Trinity Reg'l. Wtr. District:
0.77% 6/1/17, LOC Bank of America NA, CP	5,400	5,400
0.81% 7/6/17, LOC Bank of America NA, CP	18,200	18,200
0.85% 6/1/17, LOC Bank of America NA, CP	2,500	2,500
		722,395
Vermont - 0.1%
Vermont Econ. Dev. Auth. Rev. Series D, 0.98% 8/22/17, LOC JPMorgan Chase Bank, CP (b)	7,800	7,800
Virginia - 0.3%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 0.99% tender 6/12/17, CP mode (b)	13,700	13,700
Norfolk Econ. Dev. Auth. Rev. Series 97, 0.85% 6/5/17, CP	16,600	16,600
		30,300
Washington - 0.4%
Port of Seattle Rev. 0.96% 6/8/17, LOC Bank of America NA, CP (b)	20,655	20,655
Univ. of Washington Univ. Revs. Series 8, 1% 9/5/17, CP	21,100	21,100
		41,755
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2017, 1.1% tender 6/9/17, CP mode (b)	11,100	11,100
Wisconsin - 0.8%
Wisconsin Gen. Oblig.:
Series 13A, 0.95% 7/6/17 (Liquidity Facility BMO Harris Bank NA), CP	29,410	29,410
Series 16A, 0.95% 7/6/17 (Liquidity Facility BMO Harris Bank NA), CP	10,100	10,100
0.94% 7/3/17 (Liquidity Facility BMO Harris Bank NA), CP	10,800	10,800
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 3/1/18 (a)	5,750	5,876
Wisconsin Trans. Rev.:
Series 06A, 0.86% 6/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,600	4,600
Series 13A, 0.95% 7/6/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	17,890	17,890
Series 97A, 0.8% 6/1/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	11,000	11,000
0.95% 6/15/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,980	1,980
0.97% 7/11/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	8,530	8,530
		100,186
TOTAL OTHER MUNICIPAL SECURITY
(Cost $3,849,973)		3,849,973
	Shares (000s)	Value (000s)

Investment Company - 2.5%
Fidelity Municipal Cash Central Fund, 0.85% (g)(h)
(Cost $295,829)	295,829	295,829
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $11,934,100)		11,934,100
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(37,292)
NET ASSETS - 100%		$11,896,808

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $71,844,000 or 0.6% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $513,460,000 or 4.3% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 1.08%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	9/16/13	$5,540
Central Florida Expressway Bonds Series RBC E 62, 0.98%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada)	7/30/15 - 8/1/16	$69,685
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 0.98%, tender 9/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/16	$75,280
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.98%, tender 9/7/17 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$3,000
Newport Mesa Unified School District Bonds Series WF 11 70Z, 1.08%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA)	7/17/12 - 8/1/16	$16,775
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, 0.98%, tender 10/5/17 (Liquidity Facility Wells Fargo Bank NA)	10/21/16	$2,765
North Dakota Hsg. Fin. Agcy. Rev. Bonds Series RBC E58, 0.98%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada)	3/31/16	$17,695
Oregon Gen. Oblig. Bonds Series WF11 57 C, 1.08%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$10,775
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 0.98%, tender 9/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 3/14/17	$75,700
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, 0.98%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada)	7/1/16	$6,995
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 1.08%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	8/11/16 - 11/10/16	$2,600
Private Colleges & Univs. Auth. Rev. Emory Univ. Bonds Series WF 11 32C, 0.98%, tender 9/7/17 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$5,800
RBC Muni. Products, Inc. Trust Bonds Series E70, 0.98%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada)	11/1/16 - 2/1/17	$10,595
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 1.08%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$6,730
Texas Gen. Oblig. Bonds Series WF 1183C, 1.05%, tender 9/27/17 (Liquidity Facility Wells Fargo Bank NA)	3/30/16 - 8/11/16	$15,090
Univ. of Colorado Enterprise Sys. Rev. Bonds Series RBC E 55, 0.98%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada)	5/26/16 - 8/1/16	$46,725
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 0.98%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada)	3/31/16 - 10/3/16	$107,810
Washington Gen. Oblig. Bonds Series WF 11-16C, 1.08%, tender 8/17/17 (Liquidity Facility Wells Fargo Bank NA)	11/1/12 - 2/18/16	$33,900

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$3,473
Total	$3,473

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At May 31, 2017 the cost for Federal Income Tax Purposes was $11,934,100,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2017